Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 18 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2025	2024

Payroll and social security payable	$1,593,435	$1,307,716
Other tax payable	203,725	1,565,140
Other payable	357,799	181,668
Staff payable	131,888	126,906
Litigation liabilities (Note 25)	726,580	-
Others	249,559	209,727
Total	$3,262,986	$3,391,157